Corporate information and going concern	9 Months Ended
Sep. 30, 2023
Corporate information and going concern
Corporate information and going concern

1. Corporate information and going concern

(a) Corporate information

GameSquare Holdings, Inc. (formerly Engine Gaming & Media, Inc.) (“GameSquare” or the “Company”) is a corporation existing under the Business Corporations Act (British Columbia) (and was originally incorporated under the Business Corporations Act (Ontario) on April 8, 2011). The registered head office of the Company is 6775 Cowboys Way, Ste. 1335, Frisco, Texas, USA, 75034.

GameSquare Holdings, Inc. (formerly Engine Gaming and Media, Inc.), (NASDAQ: GAME; TSXV: GAME) completed its plan of arrangement (the “Arrangement”) with GameSquare Esports Inc. (“GSQ”) on April 11, 2023, resulting in the Company acquiring all the issued and outstanding securities of GSQ (see Note 5).

The Arrangement constituted a Reverse Takeover of the Company by GameSquare Esports, Inc. with GameSquare Esports, Inc as the reverse takeover acquirer and the Company as the reverse takeover acquiree, under applicable securities laws and for accounting purposes under IFRS. At completion of the Arrangement Engine Gaming and Media, Inc. changed its name to GameSquare Holdings Inc.

GameSquare Esports, Inc was traded on the Canadian Securities Exchange (CSE) under the symbol “GSQ” and on the OTCQB Venture Market in the Unites States under the symbol “GMSQF” until April 11, 2023.

GameSquare is a vertically integrated, digital media, entertainment and technology company that connects global brands with gaming and youth culture audiences. GameSquare’s end-to-end platform includes GCN, a digital media company focused on gaming and esports audiences, Swingman LLC dba as Zoned, a gaming and lifestyle marketing agency, Code Red Esports Ltd. (“Code Red”), a UK based esports talent agency, NextGen Tech, LLC, dba as Complexity Gaming (“Complexity”), a leading esports organization, GameSquare Esports Inc. dba as Fourth Frame Studios, a creative production studio, Mission Supply, a merchandise and consumer products business, Frankly Media, programmatic advertising, Stream Hatchet, live streaming analytics, and Sideqik a social influencer marketing platform.

These condensed interim consolidated financial statements include the accounts of the Company and its subsidiaries.

(b) Going concern

These interim condensed consolidated financial statements have been prepared on a going concern basis, which contemplates that the Company will be able to realize its assets and discharge its liabilities in the normal course of business. Accordingly, they do not give effect to adjustments that would be necessary should the Company be unable to continue as a going concern, and therefore be required to realize its assets and liquidate its liabilities and commitments in other than the normal course of business and at amounts different from those in the accompanying consolidated financial statements. Such adjustments could be material. It is not possible to predict whether the Company will be able to raise adequate financing or to ultimately attain profit levels of operations.

The Company has not yet realized profitable operations and has incurred significant losses to date resulting in a cumulative deficit of $54,481,112 as of September 30, 2023 (December 31, 2022 –$41,303,530). The recoverability of the carrying value of the assets and the Company’s continued existence is dependent upon the achievement of profitable operations, or the ability of the Company to raise alternative financing, if necessary. While management has been historically successful in raising the necessary capital, it cannot provide assurance that it will be able to execute its business strategy or be successful in future financing activities. As of September 30, 2023, the Company had a working capital deficiency of $15,990,852 (December 31, 2022 – working capital deficiency of $423,841) which is comprised of current assets less current liabilities.

These conditions indicate the existence of a material uncertainty that may cast significant doubt about the Company’s ability to continue as a going concern and, therefore, the Company may be unable to realize its assets and discharge its liabilities in the normal course of business.